Trade and Other Current Receivables - Summary of Impairment Provision for Trade and Other Receivables - Current and Non-Current Impairments (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Beginning balance		€ 214	€ 184
Charge to income statement		79	65
Reduction/releases		(54)	(29)
Reclassifications	[1]	86
Currency translations		(4)	(6)
Ending balance		€ 321	€ 214

[1]	Includes an amount transferred from provisions relating to Brazil indirect taxes. See note 19.